Finance receivables, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finance receivables, gross
- Within one year	¥ 7,443,959	¥ 547,995
- After one year but not more than five years	8,935,544	758,170
Finance receivables, gross	16,379,503	1,306,165
-Unearned finance income	(2,673,982)	(234,925)
Allowance for credit losses	(22,486)	0
Finance receivables, net	¥ 13,683,035	¥ 1,071,240